Note 20 - Segment Information - Percentage of Net Sales to Major Customer (Details) - Revenue Benchmark [Member] - Customer Concentration Risk [Member]	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Customer A [Member]
Concentration Risk, Percentage	14.00%	13.00%	15.00%
Customer B [Member]
Concentration Risk, Percentage	12.00%	11.00%	9.00%